GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets and Accumulated Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Gross Value	$ 29,300,000
Accumulated Amortization	3,364,167
Net Book Value	25,935,833
Intangible assets, net	29,623,130	$ 0
Amortization expense	3,364,167	$ 0
Other intangible assets	87,297
Trade Name
Schedule of Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	900,000
State Insurance Licenses
Schedule of Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	2,700,000
Finite-Lived Intangible Assets Excluding Other Insignificant Amount | Indefinite-Lived Intangible Assets Excluding Other Insignificant Amount
Schedule of Intangible Assets [Line Items]
Accumulated Amortization	3,364,167
Gross Value	32,900,000
Intangible assets, net	29,535,833
Customer Relationships - Agents
Schedule of Intangible Assets [Line Items]
Gross Value	12,600,000
Accumulated Amortization	1,260,000
Net Book Value	11,340,000
Customer Relationships - Financial Relationships
Schedule of Intangible Assets [Line Items]
Gross Value	11,000,000
Accumulated Amortization	687,500
Net Book Value	10,312,500
Internally Developed and Used Technology—APA
Schedule of Intangible Assets [Line Items]
Gross Value	1,600,000
Accumulated Amortization	400,000
Net Book Value	1,200,000
Internally Developed and Used Technology—Market Place
Schedule of Intangible Assets [Line Items]
Gross Value	100,000
Accumulated Amortization	16,667
Net Book Value	83,333
Non-Compete Agreements
Schedule of Intangible Assets [Line Items]
Gross Value	4,000,000
Accumulated Amortization	1,000,000
Net Book Value	$ 3,000,000